OTHER ASSETS	12 Months Ended
Dec. 31, 2017
OTHER ASSETS
OTHER ASSETS

11.    OTHER ASSETS

Other assets consist of the following:

	December 31,
	2016	2017	2017
	RMB	RMB	(Note2) USD
			Unaudited
Prepayment to suppliers	21,079	13,359	2,053
Silver products and raw silver	3,859	32	5
VAT refund receivable	43,217	7,694	1,183
Awards receivable from exchanges	30,825	—	—
Receivable from customers	1,221	—	—
Expense advance to employees	1,399	315	48
Prepayment for business acquisition	—	67,500	10,375
Receivables related to subsidiaries disposal	—	99,000	15,216
Receivables related to AFS investment disposal	—	55,000	8,453
Deposit and others	53,222	68,381	10,510

Total	154,822	311,281	47,843

As of December 31, 2017, prepayment for business acquisition represents upfront payment made in connection with the contract signed in December 2017 to acquire Shanghai Fu Dong Cultural Communication Co., Ltd. The acquisition has not been completed by the end of 2017.

As of December 31, 2017, receivables related to subsidiaries disposal is the remaining balance of disposal consideration to be received in installment in the year of 2018 in connection with the disposal of four subsidiaries as mentioned in Note 5 — Deconsolidation.